CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 6,660	$ 14,165
Due from Affiliates	20,333	11,630
Prepaid expenses and other current assets	671	397
Total current assets	27,664	26,192
Property, plant and equipment, net	145,941	146,867
Marketable securities	234,249	234,930
Other assets, net	9,912	2,152
Total assets	417,766	410,141
Due to Affiliate	1,831	3,223
Current liabilities:
Accounts payable and accrued liabilities	7,176	1,498
Total current liabilities	9,007	4,721
Long-term debt	608,700	510,000
Other long-term liabilities	0	0
Total liabilities	$ 617,707	$ 514,721
Commitments and contingencies (Note 8)
Equity:
Partners Equity	$ (199,941)	$ (104,580)
Total liabilities and equity	417,766	410,141
Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners Equity	332,786	336,369
Common Units [Member] | Limited Partner, Public [Member] | PBF LLC [Member]
Equity:
Partners Equity		336,369
Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners Equity	(250,314)	(167,787)
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Equity:
Partners Equity	(250,314)	(167,787)
Subordinated Units [Member]
Equity:
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | PBF LLC [Member]
Equity:
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Equity:
Partners Equity	(282,383)	(288,875)
Incentive Distribution Rights [Member] | PBF LLC [Member]
Equity:
Partners Equity	$ (30)	$ 0